ACCOUNTS PAYABLE (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accounts payable
Payables for purchase of property and equipment		¥ 777,961,654
Others		7,936,959	¥ 5,487,316
Total	$ 121,321,840	¥ 785,898,613	¥ 5,487,316